OTHER OPERATING (EXPENSE) / INCOME (Narrative) (Details) - Paycheck Protection Program Loan [Member]	Oct. 31, 2024 USD ($)
Other Operating Income [Line Items]
Loans payable in default	$ 1,827,000
Loan Income	2,165,000
Interest payable	$ 338,000